Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Term	$ 466,442	$ 415,978
Total deposits	1,009,447	886,005
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	165,695	143,958
Notice	59,057	49,806
Term	103,634	100,968
Total deposits	328,386	294,732
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	292,896	253,113
Notice	13,081	13,867
Term	326,748	298,502
Total deposits	632,725	565,482
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	11,065	8,363
Notice	1,211	920
Term	36,060	16,508
Total deposits	48,336	25,791
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	469,656	405,434
Notice	73,349	64,593
Term	466,442	415,978
Total deposits	1,009,447	886,005
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	105,013	93,163
Notice	7,125	5,692
Term	116	137
Total deposits	112,254	98,992
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	263,288	228,386
Notice	18,217	15,306
Term	345,867	333,118
Total deposits	627,372	576,810
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	42,706	34,632
Total deposits	42,706	34,632
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,357	4,704
Notice	47,297	39,626
Term	65,756	41,776
Total deposits	120,410	86,106
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	808	760
Total deposits	808	760
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	35,965	33,073
Notice	710	825
Term	39,121	30,090
Total deposits	75,796	63,988
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,182	5,225
Notice		5
Total deposits	7,182	5,230
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,337	5,491
Notice		3,139
Term	15,582	10,857
Total deposits	$ 22,919	$ 19,487